Pension and Other Post-retirement Benefits - Contributions And Benefits (Details) $ in Thousands	Oct. 29, 2017 USD ($)
Pension Benefits
Pension and Other Post-retirement Benefits
Employers contribution in next fiscal year	$ 15,500
Expected contribution representing benefit payments for unfunded plans during next fiscal year	27,100
Expected future benefit payments
2018	60,374
2019	62,903
2020	65,920
2021	68,794
2022	71,836
2023 - 2027	414,167
Post-retirement Benefits
Expected future benefit payments
2018	21,003
2019	21,038
2020	20,813
2021	20,779
2022	20,664
2023 - 2027	97,888
Expected federal subsidy receipts related to prescription drug benefits per year through 2027	$ 600